Stockholders' equity - Summary of Dividends paid (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Board Resolution Two Thousand Twenty Four May Fourteen [Member]
Disclosure Of Dividends [Line Items]
Type of shares			Common stock
Total amount of dividends			¥ 54,965
Source of dividends			Retained earnings
Dividends per share	[1]		¥ 45
Record date			Mar. 31, 2024
Effective date			Jun. 10, 2024
Board Resolution Two Thousand Twenty Four November Seven [Member]
Disclosure Of Dividends [Line Items]
Type of shares			Common stock
Total amount of dividends			¥ 60,347
Source of dividends			Retained earnings
Dividends per share	[2]		¥ 50
Record date			Sep. 30, 2024
Effective date			Dec. 05, 2024
Board Resolution Two Thousand Twenty Five May Fourteen [Member]
Disclosure Of Dividends [Line Items]
Type of shares		Common stock
Total amount of dividends		¥ 60,250
Source of dividends		Retained earnings
Dividends per share	[1]	¥ 10
Record date		Mar. 31, 2025
Effective date		Jun. 02, 2025
Board Resolution Two Thousand Twenty Five November Eleven [Member]
Disclosure Of Dividends [Line Items]
Type of shares		Common stock
Total amount of dividends		¥ 74,714
Source of dividends		Retained earnings
Dividends per share	[2]	¥ 12.5
Record date		Sep. 30, 2025
Effective date		Dec. 05, 2025
Board Resolution Two Thousand Twenty Six May Eight [Member]
Disclosure Of Dividends [Line Items]
Type of shares		Common stock
Total amount of dividends		¥ 73,846
Source of dividends		Retained earnings
Dividends per share	[2]	¥ 12.5
Record date		Mar. 31, 2026
Effective date		Jun. 01, 2026

[1]	The amount prior to the stock split.
[2]	The amount after the stock split.